Shareholder Report, Holdings (Details) - Clockwise Core Equity & Innovation ETF [Member]	Aug. 31, 2025
Strategy, Inc., 10.00%, Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Newmont Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Upstart Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CoreWearve, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategy, Inc., 8.00%, Perpetual [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%